Investment Securities - Summary of Unrealized Loss Information for Available-for-Sale Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months Fair Value	$ 111,299,318	$ 407,888,969
Less than 12 months Unrealized Losses	1,895,667	17,598,717
12 months or more Fair Value	344,493,101	32,049,436
12 months or more Unrealized Losses	10,165,747	1,208,119
Total Fair Value	455,792,419	439,938,405
Total Unrealized Losses	12,061,414	18,806,836
Obligations of U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months Fair Value	15,681,866	195,362,908
Less than 12 months Unrealized Losses	223,535	6,752,521
12 months or more Fair Value	160,766,691	4,603,700
12 months or more Unrealized Losses	3,975,488	361,665
Total Fair Value	176,448,557	199,966,608
Total Unrealized Losses	4,199,023	7,114,186
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months Fair Value	88,499,852	117,437,836
Less than 12 months Unrealized Losses	1,613,091	4,182,916
12 months or more Fair Value	116,753,236	24,353,553
12 months or more Unrealized Losses	3,714,175	658,717
Total Fair Value	205,253,088	141,791,389
Total Unrealized Losses	5,327,266	4,841,633
State, County and Municipal [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months Fair Value	7,117,600	95,088,225
Less than 12 months Unrealized Losses	59,041	6,663,280
12 months or more Fair Value	66,973,174	3,092,183
12 months or more Unrealized Losses	2,476,084	187,737
Total Fair Value	74,090,774	98,180,408
Total Unrealized Losses	$ 2,535,125	$ 6,851,017